FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - CHF (SFr) SFr in Millions		3 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2018
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value		SFr 356,135	SFr 316,353	SFr 347,438
Financial liabilities, at fair value	[1]	282,736	212,324	SFr 267,983
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2]	600	600
Financial liabilities, at fair value	[2]	SFr 0	SFr 0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	0.00%	0.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	134.00%	133.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3],[4]	95.00%	92.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2]	SFr 3,900	SFr 1,700
Financial liabilities, at fair value	[2]	SFr 0	SFr 0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2],[3]	0.00%	50.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2],[3]	101.00%	102.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2],[3],[4]	97.00%	98.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | low
Disclosure Of Fair Value Measurement [Line Items]
Credit spread	[2],[3]	1.11%	0.23%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | high
Disclosure Of Fair Value Measurement [Line Items]
Credit spread	[2],[3]	1.53%	1.24%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | low
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2],[3]	0.00%	0.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | high
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2],[3]	14.00%	14.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | weighted average
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2],[3],[4]	2.00%	2.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2],[5]	SFr 1,800
Financial liabilities, at fair value	[2],[5]	SFr 0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Price (% of par)	[2],[3]	77.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Price (% of par)	[2],[3]	99.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2],[6]	SFr 700	SFr 700
Financial liabilities, at fair value	[2],[6]	0	0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity investments | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2],[6]	700	500
Financial liabilities, at fair value	[2],[6]	100	100
Debt issued designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities, at fair value	[7]	10,200	10,900
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities, at fair value	[7]	1,100	1,900
Derivative financial instruments: Interest rate contracts | Option model
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value		200	100
Financial liabilities, at fair value		SFr 300	SFr 200
Derivative financial instruments: Interest rate contracts | Option model | low
Disclosure Of Fair Value Measurement [Line Items]
Volatility of interest rates	[3],[8]	0.42%	0.28%
Derivative financial instruments: Interest rate contracts | Option model | high
Disclosure Of Fair Value Measurement [Line Items]
Volatility of interest rates	[3],[8]	0.76%	0.70%
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value		SFr 500	SFr 500
Financial liabilities, at fair value		SFr 600	SFr 600
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | low
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[3]	1.00%	2.00%
Credit spread	[3]	0.04%	0.06%
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | high
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[3]	99.00%	102.00%
Credit spread	[3]	3.94%	5.50%
Derivative financial instruments: Equity / index contracts | Option model
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value		SFr 600	SFr 700
Financial liabilities, at fair value		SFr 1,400	SFr 1,900
Derivative financial instruments: Equity / index contracts | Option model | low
Disclosure Of Fair Value Measurement [Line Items]
Equity dividend yields	[3]	0.00%	0.00%
Volatility of equity stocks, equity and other indices	[3]	0.00%	0.00%
Equity-to-FX correlation	[3]	(45.00%)	(39.00%)
Equity-to-equity correlation	[3]	(50.00%)	(50.00%)
Derivative financial instruments: Equity / index contracts | Option model | high
Disclosure Of Fair Value Measurement [Line Items]
Equity dividend yields	[3]	11.00%	13.00%
Volatility of equity stocks, equity and other indices	[3]	75.00%	172.00%
Equity-to-FX correlation	[3]	71.00%	70.00%
Equity-to-equity correlation	[3]	97.00%	97.00%

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented.

[2]
Comparative period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.

[3]	The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par).
[4]
Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful.

[5]	Comparative period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 19 for more information.
[6]	The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments.
[7]
Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which is primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

[8]
Effective 31 March 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.